GOTHAM HEDGED CORE FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 100.0%
COMMON STOCKS — 100.0%
Automobiles & Components — 0.8%
BorgWarner, Inc.	69	$2,993
Ford Motor Co.	215	2,000
General Motors Co.†	400	14,640
Harley-Davidson, Inc.	51	1,897

		21,530

Banks — 3.4%
Bank of America Corp.†	492	17,328
Citigroup, Inc.†	129	10,306
Fifth Third Bancorp	39	1,199
First Republic Bank(a)	11	1,292
JPMorgan Chase & Co.†	232	32,341
M&T Bank Corp.	1	170
People’s United Financial, Inc.	22	372
PNC Financial Services Group, Inc. (The)	24	3,831
SVB Financial Group*	2	502
Truist Financial Corp.	41	2,309
US Bancorp†	188	11,146
Wells Fargo & Co.†	127	6,833

		87,629

Capital Goods — 12.8%
3M Co.†	118	20,818
A.O. Smith Corp.	8	381
Allegion PLC (Ireland)	31	3,861
AMETEK, Inc.	76	7,580
Arconic, Inc.	134	4,123
Caterpillar, Inc.†	84	12,405
Cummins, Inc.†	59	10,559
Deere & Co.	17	2,945
Dover Corp.	50	5,763
Eaton Corp. PLC (Ireland)†	138	13,071
Emerson Electric Co.†	205	15,633
Fortive Corp.	20	1,528
Fortune Brands Home & Security, Inc.	47	3,071
General Dynamics Corp.	16	2,822
Honeywell International, Inc.†	202	35,754
IDEX Corp.	4	688
Illinois Tool Works, Inc.†	50	8,982
Ingersoll-Rand PLC (Ireland)†	80	10,634
Jacobs Engineering Group, Inc.	47	4,222
Johnson Controls International PLC (Ireland)†	308	12,539
L3Harris Technologies, Inc.	37	7,321

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†	87	$33,876
Masco Corp.	95	4,559
Northrop Grumman Corp.†	52	17,886
PACCAR, Inc.	19	1,503
Parker-Hannifin Corp.	15	3,087
Pentair PLC (Ireland)	56	2,569
Raytheon Co.†	74	16,261
Rockwell Automation, Inc.	6	1,216
Snap-on, Inc.	3	508
Stanley Black & Decker, Inc.	9	1,492
TransDigm Group, Inc.†(a)	19	10,640
United Rentals, Inc.*	23	3,836
United Technologies Corp.†	256	38,339
Westinghouse Air Brake Technologies Corp.	63	4,901
WW Grainger, Inc.	2	677
Xylem, Inc.	10	788

		326,838

Commercial & Professional Services — 0.7%
Cintas Corp.	31	8,341
Equifax, Inc.	6	841
IHS Markit Ltd. (Bermuda)*	22	1,658
Nielsen Holdings PLC (United Kingdom)	19	386
Robert Half International, Inc.	45	2,842
Verisk Analytics, Inc.	10	1,493
Waste Management, Inc.	23	2,621

		18,182

Consumer Durables & Apparel — 0.7%
Garmin Ltd. (Switzerland)	11	1,073
Hanesbrands, Inc.(a)	121	1,797
Leggett & Platt, Inc.	44	2,236
Lennar Corp., Class A	18	1,004
Mohawk Industries, Inc.*	24	3,273
Newell Brands, Inc.	141	2,710
PVH Corp.	25	2,629
Whirlpool Corp.(a)	21	3,098

		17,820

Consumer Services — 1.3%
H&R Block, Inc.(a)	11	258
Hilton Worldwide Holdings, Inc.	53	5,878
Marriott International, Inc., Class A	18	2,726
McDonald’s Corp.†	54	10,671

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	89	$2,961
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	71	4,147
Starbucks Corp.	65	5,715
Yum! Brands, Inc.	16	1,612

		33,968

Diversified Financials — 6.6%
American Express Co.†	134	16,682
Ameriprise Financial, Inc.	7	1,166
Bank of New York Mellon Corp. (The)	43	2,164
Berkshire Hathaway, Inc., Class B†*	162	36,693
BlackRock, Inc.†	53	26,643
Capital One Financial Corp.	26	2,676
Discover Financial Services†	114	9,669
Franklin Resources, Inc.(a)	171	4,443
Goldman Sachs Group, Inc. (The)	20	4,599
Intercontinental Exchange, Inc.	31	2,869
Invesco Ltd. (Bermuda)(a)	151	2,715
MarketAxess Holdings, Inc.	2	758
Moody’s Corp.†	62	14,719
Morgan Stanley	88	4,499
MSCI, Inc.	5	1,291
Nasdaq, Inc.	57	6,105
Northern Trust Corp.	12	1,275
Raymond James Financial, Inc.	8	716
S&P Global, Inc.†	58	15,837
Synchrony Financial	61	2,197
T Rowe Price Group, Inc.†	90	10,966

		168,682

Energy — 3.7%
Apache Corp.(a)	123	3,148
Chevron Corp.†	260	31,333
ConocoPhillips†	220	14,307
Devon Energy Corp.	155	4,025
Halliburton Co.	47	1,150
Helmerich & Payne, Inc.	38	1,726
Hess Corp.	2	134
HollyFrontier Corp.	64	3,245
Marathon Petroleum Corp.†	216	13,014
Phillips 66†	148	16,489
TechnipFMC PLC (United Kingdom)	149	3,195
Valero Energy Corp.	33	3,090

		94,856

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	19	$5,584
Kroger Co. (The)	47	1,362
Sysco Corp.†	88	7,527
Walgreens Boots Alliance, Inc.†	333	19,634
Walmart, Inc.†	252	29,948

		64,055

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.†	391	19,515
Archer-Daniels-Midland Co.	186	8,621
Campbell Soup Co.(a)	91	4,497
Coca-Cola Co. (The)†	445	24,631
Conagra Brands, Inc.	27	924
Constellation Brands, Inc., Class A	10	1,898
General Mills, Inc.†	220	11,783
Hershey Co. (The)†	71	10,436
JM Smucker Co. (The)	6	625
Kellogg Co.	73	5,049
Kraft Heinz Co. (The)†	369	11,856
Lamb Weston Holdings, Inc.	8	688
Molson Coors Beverage Co., Class B	72	3,881
Mondelez International, Inc., Class A†	347	19,113
Monster Beverage Corp.*	27	1,716
PepsiCo, Inc.†	194	26,514
Philip Morris International, Inc.†	254	21,613
Tyson Foods, Inc., Class A	20	1,821

		175,181

Health Care Equipment & Services — 4.6%
AmerisourceBergen Corp.	13	1,105
Anthem, Inc.	15	4,530
Becton Dickinson and Co.	5	1,360
Centene Corp.*	139	8,739
Cigna Corp.	21	4,294
CVS Health Corp.†	443	32,910
Danaher Corp.	39	5,986
DaVita, Inc.*	53	3,977
HCA Healthcare, Inc.	19	2,808
Henry Schein, Inc.(a)*	29	1,935
Humana, Inc.†	30	10,996
Laboratory Corp. of America Holdings*	5	846
McKesson Corp.	13	1,798
Medtronic PLC (Ireland)	80	9,076
Quest Diagnostics, Inc.	46	4,912

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	2	$420
UnitedHealth Group, Inc.†	52	15,287
Universal Health Services, Inc., Class B	26	3,730
WellCare Health Plans, Inc.*	12	3,962

		118,671

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.	13	914
Clorox Co. (The)	6	921
Colgate-Palmolive Co.†	188	12,942
Kimberly-Clark Corp.	44	6,052
Procter & Gamble Co. (The)†	192	23,981

		44,810

Insurance — 2.8%
Aflac, Inc.	40	2,116
Allstate Corp. (The)	22	2,474
American International Group, Inc.	48	2,464
Aon PLC (United Kingdom)	12	2,499
Assurant, Inc.	21	2,753
Chubb Ltd. (Switzerland)	26	4,047
Cincinnati Financial Corp.	56	5,888
Everest Re Group Ltd. (Bermuda)	2	554
Globe Life, Inc.	36	3,789
Hartford Financial Services Group, Inc. (The)	120	7,292
Lincoln National Corp.	11	649
Loews Corp.	16	840
Marsh & McLennan Cos., Inc.†	168	18,717
MetLife, Inc.	50	2,548
Progressive Corp. (The)	39	2,823
Travelers Cos., Inc. (The)	74	10,134
WR Berkley Corp.	14	967

		70,554

Materials — 4.6%
Air Products & Chemicals, Inc.	12	2,820
Amcor PLC (Jersey)(a)	87	943
Avery Dennison Corp.	31	4,055
Ball Corp.	110	7,114
Celanese Corp.	41	5,048
CF Industries Holdings, Inc.	52	2,482
DuPont de Nemours, Inc.†	243	15,601
Eastman Chemical Co.	41	3,250
Ecolab, Inc.	15	2,895

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	45	$4,492
International Flavors & Fragrances, Inc.	6	774
International Paper Co.	128	5,894
Linde PLC (Ireland)†	103	21,929
LyondellBasell Industries NV, Class A (Netherlands)†	84	7,936
Martin Marietta Materials, Inc.	3	839
Mosaic Co. (The)	127	2,748
Nucor Corp.	16	900
Packaging Corp. of America(a)	35	3,920
PPG Industries, Inc.†	80	10,679
Sherwin-Williams Co. (The)	17	9,920
Westrock Co.	88	3,776

		118,015

Media & Entertainment — 6.9%
Alphabet, Inc., Class A†*	38	50,897
Charter Communications, Inc., Class A†*	48	23,284
Comcast Corp., Class A†	846	38,045
Discovery, Inc., Class A(a)*	39	1,277
Facebook, Inc., Class A†*	151	30,993
Fox Corp., Class A	213	7,896
Interpublic Group of Cos., Inc. (The)(a)	128	2,957
Omnicom Group, Inc.(a)	74	5,995
ViacomCBS, Inc., Class B	20	839
Walt Disney Co. (The)†	97	14,029

		176,212

Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
AbbVie, Inc.†	325	28,776
Alexion Pharmaceuticals, Inc.*	74	8,003
Allergan PLC (Ireland)	20	3,823
Amgen, Inc.†	82	19,768
Biogen, Inc.†*	68	20,178
Bristol-Myers Squibb Co.	611	39,220
Gilead Sciences, Inc.†	135	8,772
Johnson & Johnson†	176	25,673
Merck & Co., Inc.†	303	27,558
Mylan NV (Netherlands)*	172	3,457
Pfizer, Inc.	577	22,607

		207,835

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc., REIT	6	$969
Apartment Investment & Management
Co., Class A, REIT	8	413
AvalonBay Communities, Inc., REIT	8	1,678
Boston Properties, Inc., REIT	8	1,103
CBRE Group, Inc., Class A*	112	6,864
Duke Realty Corp., REIT	20	693
Equity Residential, REIT	20	1,618
Essex Property Trust, Inc., REIT	3	903
Extra Space Storage, Inc., REIT	7	739
Federal Realty Investment Trust, REIT	4	515
Healthpeak Properties, Inc., REIT	27	931
Kimco Realty Corp., REIT	22	456
Mid-America Apartment Communities, Inc., REIT	37	4,879
Prologis, Inc., REIT†	191	17,026
Public Storage, REIT	9	1,917
Realty Income Corp., REIT	18	1,325
UDR, Inc., REIT	42	1,961
Welltower, Inc., REIT	17	1,390

		45,380

Retailing — 7.1%
Advance Auto Parts, Inc.	3	480
Amazon.com, Inc.†*	19	35,109
AutoZone, Inc.†*	9	10,722
Best Buy Co., Inc.	35	3,073
Booking Holdings, Inc.†*	11	22,591
Dollar General Corp.†	65	10,139
eBay, Inc.†	328	11,844
Expedia Group, Inc.	27	2,920
Gap, Inc. (The)(a)	123	2,175
Genuine Parts Co.	49	5,205
Home Depot, Inc. (The)†	155	33,849
Kohl’s Corp.(a)	51	2,598
LKQ Corp.*	108	3,856
Lowe’s Cos., Inc.†	48	5,748
Ross Stores, Inc.	23	2,678
Target Corp.†	177	22,693
TJX Cos., Inc. (The)	66	4,030
Tractor Supply Co.	9	841

		180,551

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.†	222	$13,551
Intel Corp.†	236	14,125
KLA Corp.	52	9,265
Lam Research Corp.†	8	2,339
Qorvo, Inc.*	42	4,882
Texas Instruments, Inc.	52	6,671

		50,833

Software & Services — 8.3%
Accenture PLC, Class A (Ireland)†	164	34,533
Alliance Data Systems Corp.	18	2,020
Automatic Data Processing, Inc.	24	4,092
Broadridge Financial Solutions, Inc.	6	741
Cadence Design Systems, Inc.*	15	1,040
Cognizant Technology Solutions Corp., Class A	29	1,799
FleetCor Technologies, Inc.*	25	7,193
Global Payments, Inc.	9	1,643
International Business Machines Corp.†	86	11,527
Jack Henry & Associates, Inc.	4	583
Leidos Holdings, Inc.	49	4,797
Mastercard, Inc., Class A†	55	16,422
Microsoft Corp.†	446	70,334
Oracle Corp.†	494	26,172
Paychex, Inc.	23	1,956
Visa, Inc., Class A†	117	21,984
Western Union Co. (The)(a)	162	4,338

		211,174

Technology Hardware & Equipment — 6.7%
Amphenol Corp., Class A	17	1,840
Apple, Inc.†	303	88,976
Arista Networks, Inc.*	25	5,085
CDW Corp.	8	1,143
Cisco Systems, Inc.†	844	40,478
F5 Networks, Inc.*	18	2,514
FLIR Systems, Inc.	13	677
Hewlett Packard Enterprise Co.	70	1,110
HP, Inc.†	550	11,302
Juniper Networks, Inc.	18	443
Keysight Technologies, Inc.*	11	1,129
Motorola Solutions, Inc.	10	1,611
NetApp, Inc.	13	809
TE Connectivity Ltd. (Switzerland)†	111	10,638
Xerox Holdings Corp.	87	3,208

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A*	2	$511

		171,474

Telecommunication Services — 2.8%
AT&T, Inc.†	913	35,680
CenturyLink, Inc.(a)	59	779
T-Mobile US, Inc.*	31	2,431
Verizon Communications, Inc.†	514	31,560

		70,450

Transportation — 2.6%
Alaska Air Group, Inc.(a)	42	2,846
American Airlines Group, Inc.(a)	88	2,524
CH Robinson Worldwide, Inc.(a)	8	626
CSX Corp.†	159	11,505
Delta Air Lines, Inc.†	220	12,866
Expeditors International of Washington, Inc.	9	702
JB Hunt Transport Services, Inc.	6	701
Kansas City Southern	22	3,370
Norfolk Southern Corp.	14	2,718
Southwest Airlines Co.†	183	9,878
Union Pacific Corp.	38	6,870
United Airlines Holdings, Inc.*	84	7,400
United Parcel Service, Inc., Class B	39	4,565

		66,571

Utilities — 0.7%
AES Corp.	36	716
Evergy, Inc.	14	911
NRG Energy, Inc.	101	4,015
Southern Co. (The)	183	11,657

		17,299

TOTAL COMMON STOCKS (Cost $2,218,796)		2,558,570

TOTAL LONG POSITIONS - 100.0%		2,558,570

(Cost $2,218,796)

SHORT POSITIONS — (39.7)%
COMMON STOCKS — (39.7)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(55)	(5,223)

Banks — (0.6)%
Citizens Financial Group, Inc.	(48)	(1,949)
Comerica, Inc.	(33)	(2,368)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
Huntington Bancshares, Inc.	(200)	$(3,016)
KeyCorp.	(107)	(2,166)
Regions Financial Corp.	(219)	(3,758)
Zions Bancorp NA	(31)	(1,610)

		(14,867)

Capital Goods — (1.8)%
Boeing Co. (The)	(56)	(18,243)
Fastenal Co.	(124)	(4,582)
Flowserve Corp.	(17)	(846)
General Electric Co.	(1,567)	(17,488)
Huntington Ingalls Industries, Inc.	(9)	(2,258)
Quanta Services, Inc.	(32)	(1,303)
Textron, Inc.	(49)	(2,185)

		(46,905)

Commercial & Professional Services — (0.2)%
Copart, Inc.*	(10)	(909)
Republic Services, Inc.	(5)	(448)
Rollins, Inc.	(78)	(2,587)

		(3,944)

Consumer Durables & Apparel — (1.1)%
Capri Holdings Ltd. (British Virgin Islands)*	(33)	(1,259)
DR Horton, Inc.	(22)	(1,161)
Hasbro, Inc.	(27)	(2,851)
NIKE, Inc., Class B	(40)	(4,052)
NVR, Inc.*	(1)	(3,808)
PulteGroup, Inc.	(58)	(2,250)
Ralph Lauren Corp.	(7)	(821)
Tapestry, Inc.	(62)	(1,672)
Under Armour, Inc., Class C*	(98)	(1,880)
VF Corp.	(84)	(8,371)

		(28,125)

Consumer Services — (1.1)%
Carnival Corp. (Panama)	(60)	(3,050)
Chipotle Mexican Grill, Inc.*	(6)	(5,023)
Darden Restaurants, Inc.	(23)	(2,507)
Las Vegas Sands Corp.	(98)	(6,766)
Royal Caribbean Cruises Ltd. (Liberia)	(49)	(6,542)
Wynn Resorts Ltd.	(25)	(3,472)

		(27,360)

Diversified Financials — (0.9)%
Cboe Global Markets, Inc.	(26)	(3,120)

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)	(81)	$(3,852)
CME Group, Inc.	(45)	(9,032)
E*TRADE Financial Corp.	(53)	(2,405)
State Street Corp.	(70)	(5,537)

		(23,946)

Energy — (2.7)%
Cabot Oil & Gas Corp.	(87)	(1,515)
Cimarex Energy Co.	(22)	(1,155)
Concho Resources, Inc.	(47)	(4,116)
Diamondback Energy, Inc.	(36)	(3,343)
EOG Resources, Inc.	(113)	(9,465)
Exxon Mobil Corp.	(81)	(5,652)
Marathon Oil Corp.	(173)	(2,349)
National Oilwell Varco, Inc.	(82)	(2,054)
Noble Energy, Inc.	(114)	(2,832)
Occidental Petroleum Corp.	(190)	(7,830)
ONEOK, Inc.	(96)	(7,264)
Pioneer Natural Resources Co.	(38)	(5,752)
Schlumberger Ltd. (Curacao)	(246)	(9,889)
Williams Cos., Inc. (The)	(268)	(6,357)

		(69,573)

Food, Beverage & Tobacco — (0.7)%
Brown-Forman Corp., Class B	(113)	(7,639)
Hormel Foods Corp.	(118)	(5,323)
McCormick & Co., Inc., non-voting shares	(29)	(4,922)

		(17,884)

Health Care Equipment & Services — (3.9)%
Abbott Laboratories	(125)	(10,858)
ABIOMED, Inc.*	(10)	(1,706)
Align Technology, Inc.*	(18)	(5,023)
Baxter International, Inc.	(111)	(9,282)
Boston Scientific Corp.*	(327)	(14,787)
Cardinal Health, Inc.	(56)	(2,833)
Cerner Corp.	(71)	(5,211)
Cooper Cos., Inc. (The)	(11)	(3,534)
DENTSPLY SIRONA, Inc.	(51)	(2,886)
Edwards Lifesciences Corp.*	(23)	(5,366)
Hologic, Inc.*	(38)	(1,984)
IDEXX Laboratories, Inc.*	(21)	(5,484)
Intuitive Surgical, Inc.*	(25)	(14,779)
ResMed, Inc.	(4)	(620)
STERIS PLC (Ireland)	(16)	(2,439)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teleflex, Inc.	(10)	$(3,764)
Varian Medical Systems, Inc.*	(20)	(2,840)
Zimmer Biomet Holdings, Inc.	(45)	(6,736)

		(100,132)

Household & Personal Products — (0.7)%
Coty, Inc., Class A	(177)	(1,991)
Estee Lauder Cos., Inc. (The), Class A	(78)	(16,110)

		(18,101)

Insurance — (0.5)%
Arthur J Gallagher & Co.	(36)	(3,428)
Principal Financial Group, Inc.	(4)	(220)
Prudential Financial, Inc.	(33)	(3,093)
Unum Group	(47)	(1,371)
Willis Towers Watson PLC (Ireland)	(27)	(5,452)

		(13,564)

Materials — (0.9)%
Albemarle Corp.	(26)	(1,899)
Corteva, Inc.	(163)	(4,818)
Dow, Inc.	(18)	(985)
Freeport-McMoRan, Inc.	(321)	(4,212)
Newmont Goldcorp Corp.	(178)	(7,734)
Sealed Air Corp.	(20)	(797)
Vulcan Materials Co.	(25)	(3,600)

		(24,045)

Media & Entertainment — (1.6)%
Activision Blizzard, Inc.	(163)	(9,685)
Electronic Arts, Inc.*	(65)	(6,988)
Live Nation Entertainment, Inc.*	(41)	(2,930)
Netflix, Inc.*	(37)	(11,972)
News Corp., Class A	(115)	(1,626)
Take-Two Interactive Software, Inc.*	(26)	(3,183)
Twitter, Inc.*	(169)	(5,416)

		(41,800)

Pharmaceuticals, Biotechnology & Life Sciences — (3.5)%
Agilent Technologies, Inc.	(67)	(5,716)
Eli Lilly & Co.	(158)	(20,766)
Illumina, Inc.*	(32)	(10,616)
Incyte Corp.*	(51)	(4,453)
IQVIA Holdings, Inc.*	(47)	(7,262)
Mettler-Toledo International, Inc.*	(5)	(3,966)
PerkinElmer, Inc.	(24)	(2,330)
Perrigo Co. PLC (Ireland)	(29)	(1,498)

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Regeneron Pharmaceuticals, Inc.*	(27)	$(10,138)
Thermo Fisher Scientific, Inc.	(1)	(325)
Vertex Pharmaceuticals, Inc.*	(61)	(13,356)
Waters Corp.*	(14)	(3,271)
Zoetis, Inc.	(42)	(5,559)

		(89,256)

Real Estate — (3.3)%
American Tower Corp., REIT	(86)	(19,765)
Crown Castle International Corp., REIT	(97)	(13,789)
Digital Realty Trust, Inc., REIT	(22)	(2,634)
Equinix, Inc., REIT	(19)	(11,090)
Host Hotels & Resorts, Inc., REIT	(157)	(2,912)
Iron Mountain, Inc., REIT	(68)	(2,167)
Regency Centers Corp., REIT	(36)	(2,271)
SBA Communications Corp., REIT	(27)	(6,507)
Simon Property Group, Inc., REIT	(67)	(9,980)
SL Green Realty Corp., REIT	(18)	(1,654)
Ventas, Inc., REIT	(59)	(3,407)
Vornado Realty Trust, REIT	(41)	(2,726)
Weyerhaeuser Co., REIT	(162)	(4,892)

		(83,794)

Retailing — (0.9)%
CarMax, Inc.*	(36)	(3,156)
Dollar Tree, Inc.*	(52)	(4,891)
L Brands, Inc.	(59)	(1,069)
Macy’s, Inc.	(68)	(1,156)
Nordstrom, Inc.	(34)	(1,392)
O’Reilly Automotive, Inc.*	(9)	(3,944)
Tiffany & Co.	(27)	(3,609)
Ulta Beauty, Inc.*	(12)	(3,038)

		(22,255)

Semiconductors & Semiconductor Equipment — (3.4)%
Advanced Micro Devices, Inc.*	(18)	(825)
Analog Devices, Inc.	(79)	(9,388)
Broadcom, Inc.	(57)	(18,013)
Maxim Integrated Products, Inc.	(59)	(3,629)
Microchip Technology, Inc.	(56)	(5,864)
Micron Technology, Inc.*	(243)	(13,069)
NVIDIA Corp.	(55)	(12,942)
QUALCOMM, Inc.	(232)	(20,469)
Skyworks Solutions, Inc.	(3)	(363)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.	(21)	$(2,053)

		(86,615)

Software & Services — (4.5)%
Adobe, Inc.*	(13)	(4,288)
Akamai Technologies, Inc.*	(38)	(3,282)
ANSYS, Inc.*	(10)	(2,574)
Autodesk, Inc.*	(47)	(8,623)
Citrix Systems, Inc.	(29)	(3,216)
DXC Technology Co.	(55)	(2,067)
Fidelity National Information Services, Inc.	(117)	(16,274)
Fiserv, Inc.*	(139)	(16,073)
Fortinet, Inc.*	(37)	(3,950)
Gartner, Inc.*	(20)	(3,082)
Intuit, Inc.	(54)	(14,144)
NortonLifeLock, Inc.	(148)	(3,777)
PayPal Holdings, Inc.*	(63)	(6,815)
salesforce.com, Inc.*	(55)	(8,945)
ServiceNow, Inc.*	(32)	(9,034)
Synopsys, Inc.*	(31)	(4,315)
VeriSign, Inc.*	(26)	(5,010)

		(115,469)

Technology Hardware & Equipment — (0.5)%
Corning, Inc.	(172)	(5,007)
IPG Photonics Corp.*	(12)	(1,739)
Seagate Technology PLC (Ireland)	(51)	(3,035)
Western Digital Corp.	(65)	(4,126)

		(13,907)

Transportation — (0.5)%
FedEx Corp.	(57)	(8,619)
Old Dominion Freight Line, Inc.	(16)	(3,036)

		(11,655)

Utilities — (6.2)%
Alliant Energy Corp.	(56)	(3,064)
Ameren Corp.	(54)	(4,147)
American Electric Power Co., Inc.	(111)	(10,491)
American Water Works Co., Inc.	(40)	(4,914)
Atmos Energy Corp.	(26)	(2,908)
CenterPoint Energy, Inc.	(110)	(3,000)
CMS Energy Corp.	(61)	(3,833)
Consolidated Edison, Inc.	(74)	(6,695)
Dominion Energy, Inc.	(101)	(8,365)
DTE Energy Co.	(40)	(5,195)

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Duke Energy Corp.	(160)	$(14,594)
Edison International	(76)	(5,731)
Entergy Corp.	(43)	(5,151)
Eversource Energy	(71)	(6,040)
Exelon Corp.	(157)	(7,158)
FirstEnergy Corp.	(117)	(5,686)
NextEra Energy, Inc.	(90)	(21,794)
NiSource, Inc.	(85)	(2,366)
Pinnacle West Capital Corp.	(25)	(2,248)
PPL Corp.	(159)	(5,705)
Public Service Enterprise Group, Inc.	(108)	(6,377)
Sempra Energy	(59)	(8,937)
WEC Energy Group, Inc.	(70)	(6,456)
Xcel Energy, Inc.	(121)	(7,682)

		(158,537)

TOTAL COMMON STOCKS (Proceeds $953,696)		(1,016,957)

TOTAL SECURITES SOLD SHORT - (39.7)%		(1,016,957)

(Proceeds $953,696)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		1,016,869

NET ASSETS - 100.0%		$2,558,482

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $47,704, which was collateralized by $48,566 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 1/9/2020 - 5/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.